Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	90 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000028469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent		44.44%	13.30%		10.39%
C000028468
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent		44.06%	13.02%		10.11%
C000113248
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Shares
Average Annual Return, Percent		14.74%	5.36%	6.80%
C000113249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent		14.57%	5.20%		6.29%
C000028478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent		18.84%	8.70%		8.05%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%	7.20%		10.07%
Lazard Index: MSCI Emerging Markets Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent		43.51%	7.20%		10.07%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%	11.47%	15.14%
Lazard Index: MSCI World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent		21.34%	11.47%		13.14%
Lazard Index: MSCI EAFE Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent		20.23%	9.05%		9.66%
Lazard Index: GDMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMA Index
Average Annual Return, Percent		10.65%	4.93%	7.87%
Lazard Index: GDMA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GDMA Index
Average Annual Return, Percent		10.65%	4.93%		6.79%